FAIR VALUE, Significant Unobservable Inputs (FY) (Details) - Level 3 [Member]	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value [Abstract]
Investments	$ 76,293,824	$ 48,558,051
Senior Term Loans [Member]
Fair Value [Abstract]
Investments	$ 76,293,824	$ 48,558,051
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Maximum [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.2068	0.2075
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Minimum [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.1762	0.1579
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Weighted Average [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.1782	0.2020